Income Taxes (Details) - Schedule of income tax expense - NEWTOWN LANE MARKETING, INCORPORATED [Member] - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Taxes (Details) - Schedule of income tax expense [Line Items]
Expected tax expense (benefit) – Federal	$ (32,693)	$ (13,106)
Expected tax expense (benefit) – State
Non-deductible expenses	1,050	1,050
Change in valuation allowance	31,643	12,056
Actual tax expense (benefit)